CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares shares in Millions	Jun. 30, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	1,645	943